THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 13, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2005.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

                Check here if Amendment [X]; Amendment Number: 3

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy O' Brien
Title:  Chief Financial Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Timothy O' Brien
--------------------
(Signature)

New York, New York
--------------------
(City, State)

November 22, 2005
--------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $849,315 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



                                                                FORM 13F AMENDMENT NO. 3
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/05                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :     Item 3:     Item 4:    Item 5:        Item 6:   Item 7:  Voting   Authority (Shares)
Name of Issuer                  Title of Class  CUSIP     Fair Market Shares or     Investment Managers    (a)       (b)      (c)
                                                Number       Value   Principal      Discretion   See       Sole    Shared    None
                                                           (X$1000)    Amount                  Instr.V

ACCREDO HEALTH INC                    COM      00437P-10-7  100,058   2,253,057 SHS SOLE                 2,253,057    -       -
GILLETTE CO                           COM      375766-10-2    1,413      28,000 SHS SOLE                    28,000    -       -
GUIDANT CORP                          COM      401698-10-5   78,260   1,059,000 SHS SOLE                 1,059,000    -       -
MAY DEPARTMENT STORES CO              COM      577778-10-3  367,779   9,934,604 SHS SOLE                 9,934,604    -       -
NEXTEL COMMUNICATIONS INC             CL A     65332V-10-3  128,970   4,538,000 SHS SOLE                 4,538,000    -       -
NEXTEL PARTNERS INC                   CL A     65333F-10-7   33,206   1,514,878 SHS SOLE                 1,514,878    -       -
PINNACLE SYSTEMS INC                  COM      723481-10-7    2,516     450,000 SHS SOLE                   450,000    -       -
SPRINT CORP                           COM FON  852061-10-0      455      20,000 SHS SOLE                    20,000    -       -
SUNGARD DATA SYS INC                  COM      867363-10-3  136,658   3,961,100 SHS SOLE                 3,961,100    -       -

                                            Value Total    $849,315

                                            Entry Total:          9
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